Payable to institutional funding partners and online investors (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Long-term borrowings and interest payable
Contractual obligations, Less than 1 year	¥ 485,878	$ 70,668	¥ 259,356
Contractual obligations, 1-2 years	412,650	60,017	256,945
Contractual obligations, Greater than 2 years	54,275	7,894	189,971
Contractual obligation,Total	¥ 952,803	$ 138,579	¥ 706,272